Segment, Product and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31, 2012
		Non-driver	Consolidated
	Driver IC	Products	Total
	(in thousands)

Segment revenues	$634,111	103,144	737,255
Segment operating income (loss)	$83,883	(16,823)	67,060
Non operating loss, net			(1,174)
Consolidated earnings before income taxes			$65,886
Significant noncash items:
Share Based Compensation	$1,612	324	1,936
Depreciation and amortization	$8,881	4,418	13,299

	Year Ended December 31, 2013
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$644,500	126,239	770,739
Segment operating income (loss)	$89,162	(14,819)	74,343
Non operating income, net			1,057
Consolidated earnings before income taxes			$75,400
Significant noncash items:
Share Based Compensation	$1,359	481	1,840
Depreciation and amortization	$7,564	6,745	14,309

	Year Ended December 31, 2014
		Non-driver	Consolidated
	Driver IC	products	Total
	(in thousands)

Segment revenues	$672,068	168,474	840,542
Segment operating income (loss)	$92,290	(19,565)	72,725
Non operating income, net			12,769
Consolidated earnings before income taxes			$85,494
Significant noncash items:
Share Based Compensation	$1,341	588	1,929
Depreciation and amortization	$3,449	11,143	14,592

Schedule Of Revenues By Major Product lines By Reporting Segments [Table Text Block]
Revenues from the Company’s major product lines are summarized as follow:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)

Display drivers for large-size applications	$305,247	228,927	226,087
Display drivers for mobile handsets applications	177,175	232,019	238,467
Display drivers for consumer electronics applications	151,689	183,554	207,514
Others	103,144	126,239	168,474
	$737,255	770,739	840,542

Revenue from External Customers by Geographic Areas [Table Text Block]
The following tables summarize information pertaining to the Company’s revenues from customers in different geographic region (based on customer’s headquarter location):

	Year Ended December 31,
	2012	2013	2014
	(in thousands)

Taiwan	$356,793	283,989	310,191
China	334,433	400,501	436,462
Other Asia Pacific (Korea and Japan)	43,245	84,695	88,047
Europe and America	2,784	1,554	5,842
	$737,255	770,739	840,542

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The carrying values of the Company’s tangible long-lived assets are located in the following countries:

	December 31,
	2013	2014
	(in thousands)

Taiwan	$59,501	56,128
China	785	951
U.S.	199	114
Japan	61	42
Korea	42	36
	$60,588	57,271

Schedule Of Accounts Receivable From Significant Customers By Reporting Segments [Table Text Block]
Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective periods, is summarized as follows:

	December 31,
	2013	2014
	(in thousands)

INX and its affiliates, not a related party since June 19, 2013	$48,443	58,530
Customer A and its affiliates	43,245	47,944
	$91,688	106,474

Sales Revenue, Net [Member]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)

INX and its affiliates, not a related party since June 19, 2013	$251,974	173,976	164,552
Customer A and its affiliates	86,069	130,259	152,105
	$338,043	304,235	316,657